Putnam Mortgage Opportunities Fund
The fund's portfolio
2/28/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (69.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (34.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$845,073	$191,402
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.838%, 3/15/41	61,138	12,482
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.588%, 2/15/41	35,367	4,039
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.588%, 7/15/40	309,254	26,724
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.538%, 4/15/40	220,925	22,415
REMICs IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.438%, 5/15/41	787,669	101,537
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.438%, 10/15/36	448,715	14,077
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.438%, 10/15/33	2,181,916	409,847
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.388%, 10/15/40	265,544	59,160
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.088%, 7/15/48	3,169,669	554,381
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.088%, 5/15/48	2,690,234	417,417
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.088%, 11/15/47	6,167,094	1,048,406
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	661,709	169,668
REMICs IFB Ser. 5057, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.988%, 12/15/48	5,167,696	887,187
REMICs IFB Ser. 4990, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 7/25/50	2,721,828	547,213
REMICs IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.938%, 5/15/39	247,389	2,566
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.938%, 8/15/38	7,387	119
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 12/25/49	3,156,147	602,872
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 8/25/49	2,656,692	461,388
REMICs IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.838%, 1/15/42	386,645	72,836
REMICs Ser. 4560, IO, 5.833%, 5/15/39	1,276,919	235,276
REMICs Ser. 4127, Class PI, IO, 4.50%, 7/15/42	817,908	83,807
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	230,204	25,407
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	163,528	4,538
REMICs Ser. 4707, Class AI, IO, 4.00%, 7/15/47	834,618	79,385
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	752,631	71,695
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	36,091	4,692
REMICs Ser. 4425, IO, 4.00%, 1/15/45	262,004	35,371
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	45,080	7,347
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	159,488	21,999
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	24,801	2,885
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	18,834	779
REMICs Ser. 4386, Class IL, IO, 4.00%, 12/15/43	441,062	40,225
REMICs Ser. 4299, Class JI, IO, 4.00%, 7/15/43	121,850	8,539
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	282,112	36,433
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	278,756	23,737
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	227,419	13,531
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	268,648	18,687
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	31,862	3,192
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	99,403	7,788
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	522,802	53,321
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	50,800	5,282
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	58,662	3,621
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	123,873	10,694
REMICs Ser. 4475, Class CI, IO, 3.50%, 1/15/44	638,202	25,908
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	22,344	577
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	75,894	753
REMICs Ser. 4663, Class TI, IO, 3.50%, 10/15/42	24,539	56
REMICs Ser. 4413, Class HI, IO, 3.50%, 3/15/40	287,217	3,173
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	283,242	5,614
REMICs Ser. 3904, Class NI, IO, 3.50%, 8/15/26	299,679	13,495
REMICs Ser. 5023, Class YI, IO, 3.00%, 10/25/50	4,981,185	642,712
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	508,560	46,363
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	750,778	74,858
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	215,768	9,099
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	48,615	3,024
REMICs Ser. 4550, Class AI, IO, 3.00%, 10/15/40	553,605	23,196
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.665%, 5/25/40	12,519	15,273
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.482%, 9/25/43	496,393	117,805
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.332%, 4/25/42	131,441	21,627
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.282%, 4/25/40	117,597	24,360
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.132%, 6/25/48	2,265,920	452,099
REMICs IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.082%, 6/25/40	28,043	1,188
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.032%, 5/25/49	4,459,348	865,738
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	659,837	163,191
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	77,174	16,664
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	350,035	81,271
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,606,225	315,333
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 5/25/49	4,977,501	898,090
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 4/25/49	2,771,209	622,133
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 11/25/46	1,453,150	305,473
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 11/25/46	3,821,275	754,702
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 9/25/46	1,071,335	205,868
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.982%, 5/25/39	3,036,983	524,812
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.932%, 10/25/49	2,491,598	256,934
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.932%, 6/25/49	4,416,027	726,073
REMICs IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 5.932%, 9/25/42	229,270	47,607
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 11/25/49	6,069,877	944,244
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 11/25/49	8,074,265	1,356,481
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 8/25/46	5,445,726	1,191,252
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 12/25/41	5,498,657	1,171,686
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 2/25/41	1,267,031	131,859
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.882%, 7/25/39	253,108	9,933
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.782%, 10/25/41	332,556	58,254
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,211,241	217,191
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	341,231	59,737
REMICs Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	915,712	172,579
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,159,813	179,003
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	254,274	39,717
REMICs Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	943,822	43,150
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	11,905,459	1,892,257
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	880,847	63,221
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	1,157,734	140,375
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	199,770	26,470
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	276,604	36,803
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	103,620	5,705
REMICs Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	163,581	16,652
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	833,363	93,945
REMICs Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	14,809	118
REMICs Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	212,422	31,845
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	94,830	10,509
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	1,127,927	58,524
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	69,112	5,237
REMICs Ser. 20-24, Class IB, IO, 3.00%, 4/25/50	4,824,775	656,568
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	38,042	3,281
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	99,184	3,670
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	214,710	8,266
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	220,898	11,217
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	274,912	2,326
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.639%, 1/20/43	2,465,004	608,450
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.589%, 12/20/43	1,111,550	244,541
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 6.583%, 11/16/41	825,568	196,939
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.573%, 1/16/40	2,047,849	323,266
Ser. 16-164, IO, 6.50%, 12/20/46	905,358	177,607
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.489%, 4/20/38	45,824	10,923
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.189%, 8/20/50	2,193,702	488,099
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.139%, 7/20/48	1,018,212	162,966
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.093%, 9/16/44	3,051,838	850,425
IFB Ser. 20-98, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 7/20/50	3,522,958	802,216
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 6/20/48	1,082,255	167,023
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 10/20/47	2,835,697	537,453
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.043%, 1/16/44	2,628,081	485,963
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.043%, 9/16/43	6,636,706	1,261,240
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 11/20/43	1,636,676	322,384
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 3/20/43	286,902	29,967
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	50,772	10,721
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 7/20/49	7,826,023	1,213,034
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 6/20/49	5,979,798	836,352
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 10/20/45	47,980	10,193
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 4/20/44	601,240	118,222
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 4/20/44	33,833	5,686
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 2/20/44	3,210,374	631,529
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 1/20/44	3,531,945	701,683
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 12/20/43	30,381	6,040
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/50	852,381	106,713
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 1/20/50	8,072,894	1,403,688
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 9/20/49	4,341,467	639,628
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 8/20/49	223,714	33,046
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 6/20/49	298,767	38,474
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 6/20/43	1,240,906	258,132
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 10/20/49	4,129,013	1,237,284
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 7/20/40	42,788	2,281
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 11/20/39	88,745	3,685
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	746,475	169,050
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	101,195	11,643
Ser. 18-77, IO, 5.00%, 6/20/48	797,633	123,633
Ser. 17-123, IO, 5.00%, 8/16/47	464,607	98,224
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	123,295	24,043
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,431,493	247,348
Ser. 16-42, IO, 5.00%, 2/20/46	289,319	53,724
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	361,462	52,369
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	480,293	91,967
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,191,478	241,635
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	688,111	139,370
Ser. 14-132, IO, 5.00%, 9/20/44	1,177,641	228,521
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	32,107	6,452
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	178,768	31,731
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	439,831	91,826
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	13,373	2,566
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	620,389	78,303
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	63,170	12,555
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	13,877	2,767
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	781,488	154,680
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	81,551	15,617
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,189,438	220,065
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	122,656	18,410
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	30,283	4,648
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	4,123,061	801,259
Ser. 16-49, IO, 4.50%, 11/16/45	387,299	69,723
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	4,191,227	801,572
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	52,925	9,458
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	427,234	43,753
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	72,686	14,489
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	259,014	42,617
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	361,870	42,884
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	39,187	4,927
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	164,335	26,594
Ser. 12-129, IO, 4.50%, 11/16/42	89,719	17,355
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	63,775	11,626
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	593,168	90,342
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	256,766	9,914
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	38,295	6,845
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	27,867	4,865
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	19,248	2,960
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	2,150,891	385,182
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,128,469	203,124
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	7,250,490	965,544
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	675,694	98,389
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	670,066	87,937
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	356,020	25,637
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	410,300	62,345
Ser. 16-29, IO, 4.00%, 2/16/46	268,598	45,737
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	70,395	11,263
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	51,226	7,808
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	243,671	28,012
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	168,504	19,908
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	2,809,858	432,887
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	110,320	19,858
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	45,886	6,372
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	45,263	5,346
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	4,463,120	542,180
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,104,464	85,347
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	488,832	14,844
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,035,517	99,477
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,020,424	116,305
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	231,003	13,860
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,277,931	223,638
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	157,745	12,806
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	115,388	17,655
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	163,847	12,195
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	26,283	626
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	30,605	3,028
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	787,618	59,258
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	103,029	14,585
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	158,929	18,028
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	37,205	4,837
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	42,114	5,375
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	25,978	2,729
Ser. 13-14, IO, 3.50%, 12/20/42	46,858	4,534
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	628,931	126,345
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	37,426	2,778
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	2,116,721	115,796
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,361,368	113,567
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	154,506	4,109
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	399,561	9,044
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	134,368	1,329
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	379,859	16,144
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	200,870	7,183
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	630,399	41,209
Ser. 15-H10, Class HI, IO, 3.006%, 4/20/65(WAC)	163,965	11,855
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	427,269	22,432
Ser. 16-H18, Class QI, IO, 2.959%, 6/20/66(WAC)	1,887,765	173,633
Ser. 17-H22, Class EI, IO, 2.785%, 10/20/67(WAC)	1,177,940	97,416
Ser. 18-H11, Class JI, IO, 2.673%, 7/20/68(WAC)	3,126,773	284,849
Ser. 17-H03, Class DI, IO, 2.628%, 12/20/66(WAC)	2,594,089	251,305
Ser. 17-H21, Class AI, IO, 2.618%, 10/20/67(WAC)	5,852,553	501,856
Ser. 17-H05, Class CI, IO, 2.597%, 2/20/67(WAC)	6,307,208	650,576
Ser. 15-H13, Class AI, IO, 2.58%, 6/20/65(WAC)	279,696	20,918
Ser. 17-H20, Class GI, IO, 2.572%, 9/20/67(WAC)	4,934,822	429,147
Ser. 20-H04, Class AI, IO, 2.552%, 2/20/70(WAC)	14,062,704	1,305,891
Ser. 17-H03, Class AI, IO, 2.541%, 12/20/66(WAC)	1,215,061	108,376
Ser. 19-H09, Class EI, IO, 2.538%, 4/20/69(WAC)	3,272,953	305,350
Ser. 17-H16, Class JI, IO, 2.529%, 8/20/67(WAC)	507,250	53,390
Ser. 16-H27, Class BI, IO, 2.521%, 12/20/66(WAC)	694,653	62,353
Ser. 19-H14, Class IB, IO, 2.514%, 8/20/69(WAC)	355,107	33,144
Ser. 17-H18, Class DI, IO, 2.488%, 9/20/67(WAC)	1,340,282	139,790
Ser. 19-H03, Class AI, IO, 2.486%, 11/20/68(WAC)	10,951,190	982,924
Ser. 17-H02, Class BI, IO, 2.484%, 1/20/67(WAC)	2,663,150	248,078
Ser. 17-H03, Class EI, IO, 2.453%, 1/20/67(WAC)	564,780	67,049
FRB Ser. 15-H16, Class XI, IO, 2.444%, 7/20/65(WAC)	72,398	6,436
Ser. 18-H01, Class AI, IO, 2.404%, 1/20/68(WAC)	7,781,098	810,012
Ser. 16-H17, Class DI, IO, 2.393%, 7/20/66(WAC)	2,061,659	164,228
Ser. 17-H22, Class DI, IO, 2.382%, 11/20/67(WAC)	3,137,768	360,213
Ser. 18-H07, Class IE, IO, 2.38%, 2/20/68(WAC)	6,881,162	433,520
Ser. 16-H06, Class AI, IO, 2.377%, 2/20/66(WAC)	1,376,722	106,938
Ser. 10-H22, Class CI, IO, 2.368%, 10/20/60(WAC)	195,222	9,798
Ser. 18-H11, Class AI, IO, 2.367%, 2/20/68(WAC)	2,918,413	264,840
Ser. 16-H04, Class KI, IO, 2.36%, 2/20/66(WAC)	93,871	5,444
Ser. 16-H23, Class NI, IO, 2.353%, 10/20/66(WAC)	227,815	19,752
Ser. 16-H21, Class AI, IO, 2.343%, 9/20/66(WAC)	2,930,821	262,795
Ser. 17-H11, Class NI, IO, 2.289%, 5/20/67(WAC)	4,178,845	383,835
Ser. 17-H13, Class QI, IO, 2.269%, 6/20/67(WAC)	1,790,598	157,336
Ser. 17-H14, Class JI, IO, 2.26%, 6/20/67(WAC)	2,021,776	242,065
Ser. 17-H20, Class AI, IO, 2.235%, 10/20/67(WAC)	3,118,222	343,004
Ser. 17-H20, Class DI, IO, 2.207%, 10/20/67(WAC)	1,280,042	141,548
Ser. 17-H09, IO, 2.19%, 4/20/67(WAC)	448,992	33,573
Ser. 17-H20, Class HI, IO, 2.183%, 10/20/67(WAC)	976,700	104,289
Ser. 15-H20, Class CI, IO, 2.18%, 8/20/65(WAC)	136,838	13,253
Ser. 16-H24, IO, 2.149%, 9/20/66(WAC)	299,275	30,566
Ser. 15-H29, Class HI, IO, 2.108%, 9/20/65(WAC)	2,207,162	129,340
Ser. 17-H10, Class MI, IO, 2.075%, 4/20/67(WAC)	5,041,065	364,469
Ser. 15-H22, Class HI, IO, 2.068%, 8/20/65(WAC)	2,509,454	225,098
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67(WAC)	1,051,517	96,003
Ser. 17-H08, Class NI, IO, 2.057%, 3/20/67(WAC)	450,150	38,893
Ser. 15-H24, Class HI, IO, 2.041%, 9/20/65(WAC)	142,774	7,102
Ser. 16-H27, Class EI, IO, 1.981%, 12/20/66(WAC)	3,468,725	265,729
Ser. 15-H15, Class JI, IO, 1.956%, 6/20/65(WAC)	157,040	12,987
Ser. 15-H25, Class BI, IO, 1.928%, 10/20/65(WAC)	113,878	9,372
Ser. 16-H26, Class KI, IO, 1.925%, 11/20/66(WAC)	3,457,671	213,345
Ser. 17-H11, Class DI, IO, 1.904%, 5/20/67(WAC)	325,108	29,466
Ser. 15-H25, Class CI, IO, 1.899%, 10/20/65(WAC)	106,196	7,943
Ser. 17-H09, Class DI, IO, 1.888%, 3/20/67(WAC)	1,586,299	120,813
Ser. 15-H26, Class DI, IO, 1.879%, 10/20/65(WAC)	111,380	9,095
Ser. 16-H22, IO, 1.864%, 10/20/66(WAC)	3,832,858	262,949
Ser. 15-H23, Class DI, IO, 1.855%, 9/20/65(WAC)	138,775	11,699
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65(WAC)	127,190	9,399
Ser. 17-H16, Class HI, IO, 1.849%, 8/20/67(WAC)	3,029,891	226,560
Ser. 15-H18, Class IA, IO, 1.831%, 6/20/65(WAC)	95,939	5,142
Ser. 18-H08, Class FI, IO, 1.821%, 6/20/68(WAC)	2,380,378	212,692
Ser. 15-H20, Class AI, IO, 1.818%, 8/20/65(WAC)	126,625	9,434
Ser. 15-H10, Class CI, IO, 1.803%, 4/20/65(WAC)	142,141	11,572
Ser. 15-H26, Class GI, IO, 1.797%, 10/20/65(WAC)	73,167	5,473
Ser. 17-H06, Class DI, IO, 1.784%, 2/20/67(WAC)	698,405	48,469
Ser. 15-H23, Class BI, IO, 1.752%, 9/20/65(WAC)	90,498	6,181
Ser. 17-H06, Class BI, IO, 1.747%, 2/20/67(WAC)	1,077,141	102,026
Ser. 13-H15, Class CI, IO, 1.744%, 7/20/63(WAC)	1,674,301	49,797
Ser. 15-H26, Class EI, IO, 1.713%, 10/20/65(WAC)	177,758	13,439
Ser. 17-H14, Class DI, IO, 1.705%, 6/20/67(WAC)	488,737	31,080
Ser. 17-H14, Class EI, IO, 1.702%, 6/20/67(WAC)	2,442,867	167,385
Ser. 16-H24, Class CI, IO, 1.699%, 10/20/66(WAC)	4,211,801	315,700
Ser. 14-H25, Class BI, IO, 1.69%, 12/20/64(WAC)	1,577,189	98,894
Ser. 15-H09, Class BI, IO, 1.686%, 3/20/65(WAC)	54,786	3,576
Ser. 17-H16, Class CI, IO, 1.656%, 7/20/67(WAC)	5,052,908	256,006
Ser. 16-H12, Class AI, IO, 1.653%, 7/20/65(WAC)	300,819	21,364
Ser. 15-H03, Class DI, IO, 1.635%, 1/20/65(WAC)	232,232	16,953
Ser. 14-H21, Class AI, IO, 1.626%, 10/20/64(WAC)	163,224	11,893
Ser. 13-H14, Class XI, IO, 1.619%, 3/20/63(WAC)	161,546	5,880
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65(WAC)	205,136	13,375
Ser. 18-H01, Class IB, IO, 1.606%, 1/20/68(WAC)	6,400,632	282,908
Ser. 15-H24, Class BI, IO, 1.606%, 8/20/65(WAC)	246,383	8,320
Ser. 15-H22, Class EI, IO, 1.605%, 8/20/65(WAC)	140,285	5,653
Ser. 17-H06, Class EI, IO, 1.587%, 2/20/67(WAC)	113,647	7,282
Ser. 17-H03, Class HI, IO, 1.573%, 1/20/67(WAC)	407,366	23,879
Ser. 15-H04, Class AI, IO, 1.563%, 12/20/64(WAC)	3,300,930	213,131
Ser. 14-H23, Class BI, IO, 1.562%, 11/20/64(WAC)	4,783,816	326,362
Ser. 15-H01, Class BI, IO, 1.558%, 1/20/65(WAC)	4,548,043	262,104
Ser. 15-H14, Class BI, IO, 1.557%, 5/20/65(WAC)	265,247	9,765
FRB Ser. 12-H23, Class WI, IO, 1.546%, 10/20/62(WAC)	376,479	13,374
Ser. 14-H13, Class BI, IO, 1.545%, 5/20/64(WAC)	158,079	5,977
Ser. 11-H15, Class AI, IO, 1.538%, 6/20/61(WAC)	1,199,390	55,958
Ser. 19-H15, Class CI, IO, 1.534%, 7/20/69(WAC)	10,696,328	630,078
Ser. 16-H02, Class HI, IO, 1.526%, 1/20/66(WAC)	208,993	13,104
Ser. 16-H25, Class GI, IO, 1.488%, 11/20/66(WAC)	446,140	18,240
Ser. 14-H08, Class CI, IO, 1.466%, 3/20/64(WAC)	7,787,250	342,094
Ser. 17-H16, Class KI, IO, 1.465%, 8/20/67(WAC)	3,104,513	186,494
Ser. 14-H08, Class BI, IO, 1.462%, 4/20/64(WAC)	125,020	8,935
Ser. 14-H06, Class BI, IO, 1.46%, 2/20/64(WAC)	5,272,053	215,485
Ser. 10-H19, Class BI, IO, 1.452%, 8/20/60(WAC)	201,429	11,009
Ser. 10-H20, Class IF, IO, 1.444%, 10/20/60(WAC)	1,854,918	83,069
Ser. 16-H08, Class GI, IO, 1.426%, 4/20/66(WAC)	132,587	6,184
Ser. 13-H24, Class AI, IO, 1.425%, 9/20/63(WAC)	325,817	10,644
Ser. 17-H08, Class DI, IO, 1.422%, 2/20/67(WAC)	765,457	105,521
Ser. 14-H09, Class AI, IO, 1.416%, 1/20/64(WAC)	125,384	4,078
Ser. 12-H29, Class AI, IO, 1.404%, 10/20/62(WAC)	878,146	24,911
Ser. 12-H29, Class FI, IO, 1.404%, 10/20/62(WAC)	878,146	24,833
Ser. 12-H29, Class CI, IO, 1.397%, 2/20/62(WAC)	3,386,369	141,161
Ser. 18-H05, Class BI, IO, 1.366%, 2/20/68(WAC)	1,825,329	199,645
Ser. 12-H06, Class AI, IO, 1.334%, 1/20/62(WAC)	424,906	15,513
Ser. 17-H06, Class MI, IO, 1.305%, 2/20/67(WAC)	1,550,958	136,115
Ser. 17-H08, Class EI, IO, 1.272%, 2/20/67(WAC)	2,312,501	227,677
Ser. 11-H08, Class GI, IO, 1.252%, 3/20/61(WAC)	123,213	4,855
FRB Ser. 11-H07, Class FI, IO, 1.235%, 2/20/61(WAC)	222,012	5,661
Ser. 12-H11, Class FI, IO, 1.205%, 2/20/62(WAC)	5,006,985	146,690
Ser. 12-H10, Class AI, IO, 1.193%, 12/20/61(WAC)	2,938,593	82,228
Ser. 17-H04, Class BI, IO, 1.183%, 2/20/67(WAC)	4,421,694	441,418
Ser. 11-H16, Class FI, IO, 1.031%, 7/20/61(WAC)	1,189,443	37,914
Ser. 18-H02, Class IM, IO, 0.78%, 2/20/68(WAC)	2,327,377	268,384
Ser. 18-H02, Class HI, IO, 0.71%, 1/20/68(WAC)	4,410,674	481,039
Ser. 15-H26, Class CI, IO, 0.498%, 8/20/65(WAC)	140,505	1,883

		62,633,399
Commercial mortgage-backed securities (15.6%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	10,745
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10, Class D, 3.00%, 7/15/49	540,000	475,971
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	464,000	401,937
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	446,000	362,076
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	213,000	67,947
Benchmark Mortgage Trust 144A
Ser. 19-B11, Class D, 3.00%, 5/15/52	370,000	338,446
Ser. 19-B13, Class D, 2.50%, 8/15/57	298,000	271,180
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	92,231
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 4.876%, 9/10/45(WAC)	440,000	429,932
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.937%, 4/10/47(WAC)	436,000	468,062
FRB Ser. 14-UBS3, Class C, 4.738%, 6/10/47(WAC)	301,000	314,564
FRB Ser. 14-UBS4, Class C, 4.644%, 8/10/47(WAC)	324,000	335,971
FRB Ser. 15-CR26, Class D, 3.48%, 10/10/48(WAC)	252,000	248,519
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	467,000	441,168
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	917,000	715,260
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	420,000	422,824
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45(WAC)	298,000	133,101
FRB Ser. 14-CR19, Class D, 4.708%, 8/10/47(WAC)	721,000	667,998
Ser. 12-CR4, Class B, 3.703%, 10/15/45	880,000	687,877
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	569,497
Ser. 15-LC19, Class D, 2.867%, 2/10/48	440,000	424,960
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	63,742	34,880
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	9,091	9,086
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.89%, 11/15/51(WAC)	401,000	387,811
Ser. 20-C19, Class D, 2.50%, 3/15/53	251,000	220,410
DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.458%, 7/10/44(WAC)	529,000	517,090
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	452,000	404,161
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	349,000	361,802
GS Mortgage Securities Trust FRB Ser. 14-GC20, Class C, 4.958%, 4/10/47(WAC)	396,000	373,534
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.983%, 8/10/43(WAC)	497,000	174,136
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	290,000	240,389
FRB Ser. 14-GC24, Class D, 4.531%, 9/10/47(WAC)	1,094,000	525,120
FRB Ser. 13-GC13, Class D, 4.084%, 7/10/46(WAC)	739,000	475,606
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	354,000	331,441
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	492,000	508,500
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47(WAC)	1,394,000	780,897
FRB Ser. 13-C12, Class E, 4.099%, 7/15/45(WAC)	625,000	462,840
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	265,553
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	48,954
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	547,640
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	901,709	742,562
FRB Ser. 12-CBX, Class B, 4.912%, 6/15/45(WAC)	656,000	630,054
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	740,000	576,369
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.28%, 2/12/51(WAC)	933,000	139,950
FRB Ser. 11-C3, Class D, 5.70%, 2/15/46(WAC)	641,000	359,358
FRB Ser. 11-C3, Class E, 5.70%, 2/15/46(WAC)	242,000	70,901
FRB Ser. 11-C4, Class C, 5.342%, 7/15/46(WAC)	342,000	340,164
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45(WAC)	224,000	109,760
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	411,406
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	27,752
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	231,132	231,132
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 16-C29, Class C, 4.745%, 5/15/49(WAC)	651,000	683,876
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.05%, 2/15/47(WAC)	347,000	362,615
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46(WAC)	763,000	343,350
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	724,500
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	932,000	83,880
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	450,000	445,022
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46(WAC)	482,000	363,326
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	1,286,000	411,520
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	62,003	61,056
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.418%, 3/15/45(WAC)	332,000	226,805
FRB Ser. 12-C4, Class E, 5.418%, 3/15/45(WAC)	392,000	199,920
FRB Ser. 11-C3, Class G, 5.244%, 7/15/49(WAC)	753,000	266,477
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.868%, 3/25/50	1,097,000	1,150,579
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.569%, 5/10/45(WAC)	541,000	413,315
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	671,000	245,268
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	9,001
FRB Ser. 12-C2, Class E, 4.889%, 5/10/63(WAC)	24,000	6,884
FRB Ser. 12-C4, Class D, 4.469%, 12/10/45(WAC)	522,000	299,520
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	645,000	658,434
Wells Fargo Commercial Mortgage Trust Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	459,000	408,715
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.758%, 10/15/45(WAC)	360,000	349,200
FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46(WAC)	482,000	241,000
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	174,517
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.814%, 11/15/45(WAC)	628,000	436,395
FRB Ser. 12-C7, Class D, 4.804%, 6/15/45(WAC)	228,000	70,775
FRB Ser. 12-C7, Class E, 4.804%, 6/15/45(WAC)	653,000	326,500
FRB Ser. 13-C15, Class D, 4.491%, 8/15/46(WAC)	1,324,000	596,258
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	674,000	341,862

		28,090,094
Residential mortgage-backed securities (non-agency) (19.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.308%, 5/25/47	1,875,304	1,059,349
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	462,720
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.995%, 9/25/35(WAC)	267,108	250,484
FRB Ser. 05-8, Class 21A1, 2.631%, 10/25/35(WAC)	503,010	446,006
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.618%, 1/25/36	165,243	204,164
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.438%, 11/25/36	445,794	417,128
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.348%, 9/25/46	80,659	72,973
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.298%, 11/25/47	1,386,061	1,100,432
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.963%, 4/25/37(WAC)	345,122	346,272
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.468%, 3/25/37	222,516	203,229
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.338%, 8/25/46	93,955	90,271
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.318%, 6/25/46	27,714	25,039
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 0.751%, 11/20/35	152,326	131,839
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.498%, 8/25/46	105,031	92,868
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.498%, 8/25/46	279,962	248,804
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.498%, 8/25/46	302,152	267,678
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.291%, 2/20/47	337,304	263,975
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.40%), 0.518%, 4/25/46	43,920	37,962
Credit Suisse Mortgage Captial Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	399,599
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.968%, 1/25/30	404,000	378,571
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.618%, 5/25/28	248,528	276,098
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.13%, 7/25/28	246,896	277,298
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.918%, 3/25/28	370,071	400,115
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.668%, 12/25/27	1,398,627	1,531,498
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.068%, 7/25/29	773,000	827,884
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.568%, 3/25/30	250,000	261,926
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.368%, 2/25/49	260,000	289,598
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.368%, 4/25/49	2,150,000	2,361,964
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.118%, 10/25/48	565,000	651,383
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.868%, 1/25/49	164,000	179,765
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.618%, 3/25/49	755,000	831,424
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.468%, 6/25/50	750,000	877,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.268%, 7/25/49	624,000	651,414
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.868%, 9/25/48	818,000	837,734
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	250,579
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	400,481
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	384,665
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.368%, 10/25/48	1,000,000	1,034,063
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M2, (1 Month US LIBOR + 3.75%), 3.868%, 8/25/50	300,000	303,375
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.768%, 1/25/49	517,829	521,068
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.568%, 3/25/49	171,276	172,272
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.418%, 10/25/48	68,800	68,910
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.868%, 10/25/28	815,439	982,720
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.368%, 9/25/28	60,624	71,908
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.868%, 10/25/28	86,448	103,567
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.868%, 8/25/28	26,696	31,922
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.868%, 1/25/29	44,842	52,528
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.368%, 4/25/29	248,806	273,983
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.818%, 4/25/28	1,008,358	1,070,327
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 5.168%, 11/25/29	964,000	1,025,864
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.568%, 5/25/30	284,000	290,193
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.568%, 2/25/30	761,000	785,733
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.568%, 1/25/29	28,418	29,595
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.118%, 10/25/29	530,315	539,414
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.918%, 2/25/30	532,021	537,450
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.768%, 2/25/30	464,528	468,325
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.618%, 5/25/30	1,246,119	1,251,527
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.368%, 7/25/30	141,310	141,504
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.318%, 1/25/30	1,000,000	1,001,879
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.118%, 7/25/39	168,103	168,103
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.50%), 0.618%, 1/25/36	387,390	205,804
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.478%, 5/25/36	83,621	29,902
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.18%), 0.298%, 1/25/36	1,226,007	514,923
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.428%, 5/25/37	466,599	391,192
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 0.811%, 1/19/35	320,783	172,868
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.521%, 6/25/36(WAC)	33,781	31,666
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.318%, 6/25/37	186,306	97,986
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	349,277	331,345
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 1.063%, 8/25/35	16,363	15,904
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.468%, 7/25/29 (Bermuda)	191,000	186,835
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.618%, 7/25/29 (Bermuda)	159,000	157,119
Radnor Re, Ltd. 144A
Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.118%, 2/25/30	1,020,000	995,101
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.818%, 3/25/28 (Bermuda)	964,000	968,458
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.328%, 8/25/36	101,992	96,382
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.298%, 1/25/37	37,625	35,375
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.238%, 8/25/36	306,078	277,105
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%), 4.268%, 11/26/29	879,000	803,727
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.05%, 10/25/44	108,097	104,877
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.99%, 10/25/45	76,914	75,599

		34,209,087

Total mortgage-backed securities (cost $135,703,140)		$124,932,580

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$71,114	$81,522
5.00%, 5/20/49	195,394	219,922
4.50%, with due dates from 10/20/49 to 1/20/50	150,145	166,620
4.00%, TBA, 3/1/51	2,000,000	2,136,406
4.00%, with due dates from 8/20/49 to 1/20/50	398,656	441,306
3.50%, with due dates from 8/20/49 to 11/20/49	1,264,512	1,380,722

		4,426,498
U.S. Government Agency Mortgage Obligations (21.6%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	133,240	149,006
4.50%, 5/1/49	28,549	31,558
Uniform Mortgage-Backed Securities
5.00%, TBA, 3/1/51	1,000,000	1,106,563
4.00%, TBA, 3/1/51	3,000,000	3,220,078
3.50%, TBA, 3/1/51	19,000,000	20,137,032
3.00%, TBA, 3/1/51	1,000,000	1,045,469
2.50%, TBA, 4/1/51	4,000,000	4,122,500
2.50%, TBA, 3/1/51	4,000,000	4,131,250
1.50%, TBA, 3/1/51	5,000,000	4,891,797

		38,835,253

Total U.S. government and agency mortgage obligations (cost $43,326,310)		$43,261,751

ASSET-BACKED SECURITIES (4.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$1,089,000	$1,089,653
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.018%, 10/25/53	186,000	186,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.918%, 11/25/53	112,000	112,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.918%, 6/25/52	707,000	706,558
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.471%, 4/23/23	320,000	319,979
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.121%, 8/10/23	269,000	269,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	789,915
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	428,000	430,085
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.457%, 7/15/21	769,000	770,654
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	428,000	427,998
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.865%, 9/7/21	690,000	690,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.615%, 10/10/21	625,000	625,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.485%, 12/10/21	620,000	620,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.268%, 6/25/51	682,000	682,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.945%, 3/24/21	824,000	824,000

Total asset-backed securities (cost $8,532,000)		$8,542,842

PURCHASED SWAP OPTIONS OUTSTANDING (2.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Citibank, N.A.
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	$7,254,400	$13,856
Goldman Sachs International
(0.5996)/3 month USD-LIBOR-BBA/Mar-26	Mar-21/0.5996	14,508,900	193,694
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065	14,508,900	9,866
0.5996/3 month USD-LIBOR-BBA/Mar-26	Mar-21/0.5996	14,508,900	435
JPMorgan Chase Bank N.A.
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964	87,028,200	4,635,122

Total purchased swap options outstanding (cost $1,201,126)			$4,852,973

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Mar-21/$102.88	$7,000,000	$7,000,000	$7
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Apr-21/104.34	4,000,000	4,000,000	4,484
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Mar-21/105.11	103,000,000	103,000,000	103
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Mar-21/105.28	79,000,000	79,000,000	79
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Mar-21/106.41	18,000,000	18,000,000	18

Total purchased options outstanding (cost $274,375)				$4,691

SHORT-TERM INVESTMENTS (33.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	36,024,529	$36,024,529
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,812,000	1,812,000
U.S. Treasury Bills 0.087%, 4/8/21(SEGSF)(SEGCCS)		$300,000	299,988
U.S. Treasury Bills 0.084%, 5/13/21(SEGSF)		3,500,000	3,499,663
U.S. Treasury Bills 0.081%, 4/15/21(SEGSF)(SEGCCS)		1,800,000	1,799,910
U.S. Treasury Bills 0.075%, 3/18/21(SEGSF)(SEGCCS)		2,282,000	2,281,970
U.S. Treasury Bills 0.073%, 3/25/21(SEGSF)		2,100,000	2,099,948
U.S. Treasury Bills 0.036%, 6/3/21(SEG)(SEGSF)(SEGCCS)		4,700,000	4,699,328
U.S. Treasury Bills 0.035%, 6/10/21(SEGSF)		3,700,000	3,699,533
U.S. Treasury Cash Management Bills 0.078%, 5/25/21(SEGSF)(SEGCCS)		1,700,000	1,699,839
U.S. Treasury Cash Management Bills 0.040%, 6/1/21(SEGSF)(SEGCCS)		3,000,000	2,999,617

Total short-term investments (cost $60,916,150)			$60,916,325
TOTAL INVESTMENTS

Total investments (cost $249,953,101)			$242,511,162

FUTURES CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,953	$431,155,268	$431,155,268	Jun-21	$332,018

Unrealized appreciation					332,018

Unrealized (depreciation)					—

Total					$332,018

WRITTEN SWAP OPTIONS OUTSTANDING at 2/28/21 (premiums $1,139,825) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Citibank, N.A.
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415	$7,254,400	$201,237
Goldman Sachs International
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165	7,254,400	9,939
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465	7,254,400	107,147
JPMorgan Chase Bank N.A.
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964	87,028,200	2,611

Total			$320,934

WRITTEN OPTIONS OUTSTANDING at 2/28/21 (premiums $274,375) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Mar-21/$102.88	$7,000,000	$7,000,000	$161,868
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Mar-21/105.11	103,000,000	103,000,000	1,866,772
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Apr-21/104.34	4,000,000	4,000,000	55,096
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Mar-21/105.28	79,000,000	79,000,000	567,773
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Mar-21/106.41	18,000,000	18,000,000	73,116

Total				$2,724,625

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
(1.222)/3 month USD-LIBOR-BBA/Mar-31 (Purchased)	Mar-21/1.222	$7,254,500	$(46,429)	$159,889
1.222/3 month USD-LIBOR-BBA/Mar-31 (Purchased)	Mar-21/1.222	7,254,500	(46,429)	(44,978)
Toronto-Dominion Bank
(0.753)/3 month USD-LIBOR-BBA/Mar-26 (Purchased)	Mar-21/0.753	11,807,100	(38,963)	54,785
0.753/3 month USD-LIBOR-BBA/Mar-26 (Purchased)	Mar-21/0.753	11,807,100	(38,963)	(21,371)

Unrealized appreciation				214,674

Unrealized (depreciation)				(66,349)

Total				$148,325

TBA SALE COMMITMENTS OUTSTANDING at 2/28/21 (proceeds receivable $58,893,555) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 3/1/51	$1,000,000	3/18/21	$1,057,344
Uniform Mortgage-Backed Securities, 3.50%, 3/1/51	10,000,000	3/11/21	10,598,438
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	4,000,000	4/14/21	4,122,500
Uniform Mortgage-Backed Securities, 2.50%, 3/1/51	9,000,000	3/11/21	9,295,313
Uniform Mortgage-Backed Securities, 2.00%, 3/1/51	28,000,000	3/11/21	28,153,126
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	5,000,000	3/11/21	4,891,797

Total			$58,118,518

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$12,413,400	$205,491		$(100)	7/6/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	$(203,372)
		15,053,100	285,828		(122)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(284,550)
		6,947,600	514,185		(92)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(510,646)
		24,827,000	2,058,183		(329)	8/5/30	3 month USD-LIBOR-BBA — Quarterly	0.556% — Semiannually	(2,051,773)
		24,827,000	2,078,119		(151,774)	9/8/30	0.564% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,871,985
		10,710,800	225,730		(87)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(225,267)
		13,692,500	280,491		(129)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	266,319
		23,171,900	1,642,980		(307)	10/7/30	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,584,297
		24,827,000	1,771,382		(133,154)	11/4/30	0.724% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,583,125
		14,474,100	252,660		(117)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	234,037
		14,474,100	228,980		(117)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	209,992
		366,554,000	4,765	(E)	(346,611)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(351,376)
		185,282,000	3,957,809	(E)	(297,401)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,660,408
		38,184,000	2,297,379	(E)	366,046	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(1,931,333)
		30,548,000	4,824,201	(E)	1,473,887	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(3,350,316)
		14,799,100	279,629		(120)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(273,313)
		972,000	108,793		(33)	1/4/51	3 month USD-LIBOR-BBA — Quarterly	1.4375% — Semiannually	(106,973)
		7,823,000	148,911		(63)	1/5/26	0.442% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	146,324
		7,015,000	137,662		(57)	1/6/26	0.43% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	135,494
		9,330,000	502,476		(124)	1/6/31	3 month USD-LIBOR-BBA — Quarterly	0.937% — Semiannually	(492,564)
		3,514,000	71,071		(28)	1/7/26	0.4185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	70,062
		549,000	446		(2)	1/7/23	3 month USD-LIBOR-BBA — Quarterly	0.188% — Semiannually	(485)
		1,200,000	64,848		(16)	1/7/31	3 month USD-LIBOR-BBA — Quarterly	0.9355% — Semiannually	(63,599)
		500,000	248		(2)	1/8/23	3 month USD-LIBOR-BBA — Quarterly	0.205% — Semiannually	(268)
		1,240,000	56,296		(16)	1/8/31	3 month USD-LIBOR-BBA — Quarterly	1.0275% — Semiannually	(54,856)
		879,000	37,433		(12)	1/11/31	1.059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,397
		8,673,000	362,800		(115)	1/11/31	1.067% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	352,486
		61,825,000	21,701		(233)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.213% — Semiannually	(22,557)
		646,000	209		(2)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	(216)
		1,958,000	81,351		(26)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(79,066)
		13,928,500	188,439		(113)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	181,981
		7,348,000	265,145		(97)	1/13/31	1.12792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	256,151
		1,206,000	403		(5)	1/13/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	(416)
		1,429,000	50,542		(19)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1355% — Semiannually	(48,817)
		4,643,000	147,160		(62)	1/14/31	1.1749% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	141,363
		5,393,000	615		(20)	1/14/23	3 month USD-LIBOR-BBA — Quarterly	0.228% — Semiannually	(641)
		7,006,000	223,309		(93)	1/14/31	3 month USD-LIBOR-BBA — Quarterly	1.173% — Semiannually	(214,766)
		1,481,000	103,882		(51)	1/15/51	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,226
		2,698,700	98,597	(E)	(38)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	98,559
		2,611,600	108,893	(E)	(37)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	108,856
		30,336,000	6,765		(114)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.223% — Semiannually	(7,383)
		13,864,000	522,950		(184)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.1115% — Semiannually	(507,624)
		20,611,000	13,109		(78)	1/22/23	3 month USD-LIBOR-BBA — Quarterly	0.20193% — Semiannually	(13,516)
		1,060,000	75,240		(36)	1/25/51	3 month USD-LIBOR-BBA — Quarterly	1.609% — Semiannually	(73,795)
		16,704,500	15,034		(63)	2/2/23	0.1906% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,936
		1,878,000	136,322		(64)	2/3/51	3 month USD-LIBOR-BBA — Quarterly	1.6025% — Semiannually	(134,311)
		1,967,000	127,235		(67)	2/4/51	1.6355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	125,018
		9,694,000	144,159		(78)	2/4/26	3 month USD-LIBOR-BBA — Quarterly	0.549% — Semiannually	(141,541)
		4,534,000	129,269		(60)	2/8/31	3 month USD-LIBOR-BBA — Quarterly	1.2165% — Semiannually	(126,315)
		2,930,800	39,176		(24)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,456
		16,003,000	397,867		(212)	2/10/31	3 month USD-LIBOR-BBA — Quarterly	1.255% — Semiannually	(388,013)
		6,635,000	214,656		(226)	2/10/51	1.7705% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	208,261
		12,852,000	169,312		(104)	2/11/26	3 month USD-LIBOR-BBA — Quarterly	0.589% — Semiannually	(166,512)
		59,383,000	39,905		(224)	2/11/23	0.2065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,881
		2,020,000	60,463		(27)	2/16/31	1.204% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	59,564
		2,396,900	69,918		(32)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	68,843
		2,562,000	39,898		(34)	2/18/31	1.35468% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,758
		8,266,000	132,454		(110)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.35001% — Semiannually	(129,261)
		8,266,000	126,693		(110)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.35734% — Semiannually	(123,479)
		8,266,000	117,361		(110)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.3692% — Semiannually	(114,114)
		8,266,000	122,601		(110)	2/19/31	3 month USD-LIBOR-BBA — Quarterly	1.36253% — Semiannually	(119,373)
		8,610,000	104,784		(114)	2/19/31	1.3905% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,113
		8,610,000	100,599		(114)	2/19/31	1.3956% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,914
		4,715,000	24,659		(161)	2/22/51	1.8835% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,446
		26,688,000	231,252		(216)	2/22/26	3 month USD-LIBOR-BBA — Quarterly	0.6875% — Semiannually	(227,827)
		4,054,000	44,582		(54)	2/23/31	3 month USD-LIBOR-BBA — Quarterly	1.404% — Semiannually	(43,489)
		9,607,000	82,611		(127)	2/24/31	1.4292% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,048
		3,671,000	23,762		(49)	2/25/31	1.452% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,902
		3,671,000	23,832		(49)	2/25/31	1.4518% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,972
		900,000	614		(3)	2/26/23	3 month USD-LIBOR-BBA — Quarterly	0.2095% — Semiannually	(605)
		2,915,000	22,594		(39)	2/26/31	3 month USD-LIBOR-BBA — Quarterly	1.4389% — Semiannually	(22,096)
		2,005,000	1,307		(8)	2/26/23	3 month USD-LIBOR-BBA — Quarterly	0.211% — Semiannually	(1,288)
		2,651,000	19,461		(35)	2/26/31	3 month USD-LIBOR-BBA — Quarterly	1.4432% — Semiannually	(19,007)
		6,634,000	20,877		(88)	3/1/31	1.489% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,789
		6,900,500	3,119		(56)	3/1/26	0.877% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,175)
		4,204,000	9,123		(56)	3/2/31	1.533% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,178)
		4,204,000	9,711		(56)	3/2/31	1.53447% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,767)
		2,500,500	17,704		(85)	3/2/51	1.931% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,789)
		10,651,000	6,391		(86)	3/2/26	3 month USD-LIBOR-BBA — Quarterly	0.875% — Semiannually	6,304

	Total				$904,746				$(661,361)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$48,721	$52,266	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$(4,178)
16,381	17,278	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,129)
20,589	21,716	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,419)
Credit Suisse International
101,132	108,491	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	8,672
36,970	38,994	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,548
8,082	8,551	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	579
7,888	8,377	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	607
Goldman Sachs International
3,146	3,498	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(394)
52,411	56,225	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,494)
8,607	9,141	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	662
JPMorgan Securities LLC
5,492	5,811	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	393
13,575	14,361	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(972)

Upfront premium received		—	Unrealized appreciation			13,461

Upfront premium (paid)		—	Unrealized (depreciation)			(12,586)

	Total	$—			Total	$875

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB+/P	$34	$6,000	$1,185	1/17/47	300 bp — Monthly	$(1,149)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	22,323	187,000	12,585	5/11/63	200 bp — Monthly	9,780
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	109,214	11/18/54	500 bp — Monthly	256,701
	CMBX NA BB.6 Index	B/P	71,327	439,000	189,341	5/11/63	500 bp — Monthly	(117,770)
	CMBX NA BB.6 Index	B/P	154,784	1,079,000	465,373	5/11/63	500 bp — Monthly	(309,989)
	CMBX NA BB.6 Index	B/P	754,500	1,509,000	650,832	5/11/63	500 bp — Monthly	104,507
	CMBX NA BB.7 Index	B+/P	60,373	1,183,000	430,612	1/17/47	500 bp — Monthly	(369,582)
	CMBX NA BBB-.13 Index	BBB-/P	96,817	1,104,000	81,806	12/16/72	300 bp — Monthly	15,379
	CMBX NA BBB .13 Index	BBB-/P	262,668	2,791,000	206,813	12/16/72	300 bp — Monthly	56,786
	CMBX NA BBB-.14 Index	BBB-/P	460	15,000	569	12/16/72	300 bp — Monthly	(103)
	CMBX NA BBB-.14 Index	BBB-/P	1,278	41,000	1,554	12/16/72	300 bp — Monthly	(263)
	CMBX NA BBB-.14 Index	BBB-/P	16,632	509,000	19,291	12/16/72	300 bp — Monthly	(2,490)
	CMBX NA BBB-.6 Index	BB/P	16,660	68,000	16,810	5/11/63	300 bp — Monthly	(127)
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	110	3,000	201	1/17/47	200 bp — Monthly	(90)
	CMBX NA BB.7 Index	B+/P	44,810	335,000	121,940	1/17/47	500 bp — Monthly	(76,944)
	CMBX NA BBB-.6 Index	BB/P	1,768	16,000	3,955	5/11/63	300 bp — Monthly	(2,182)
	CMBX NA BBB-.6 Index	BB/P	4,088	37,000	9,146	5/11/63	300 bp — Monthly	(5,046)
	CMBX NA BBB-.6 Index	BB/P	125,816	1,339,000	331,001	5/11/63	300 bp — Monthly	(204,739)
	CMBX NA BBB-.7 Index	BB+/P	1,379	21,000	4,148	1/17/47	300 bp — Monthly	(2,761)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	34,230	241,000	103,943	5/11/63	500 bp — Monthly	(69,580)
	CMBX NA BB.9 Index	B+/P	264,866	655,000	183,728	9/17/58	500 bp — Monthly	81,502
	CMBX NA BBB-.6 Index	BB/P	68	1,000	247	5/11/63	300 bp — Monthly	(179)
	CMBX NA BBB-.6 Index	BB/P	833	6,000	1,483	5/11/63	300 bp — Monthly	(648)
	CMBX NA BBB-.6 Index	BB/P	520	6,000	1,483	5/11/63	300 bp — Monthly	(961)
	CMBX NA BBB-.6 Index	BB/P	580	7,000	1,730	5/11/63	300 bp — Monthly	(1,148)
	CMBX NA BBB-.6 Index	BB/P	758	7,000	1,730	5/11/63	300 bp — Monthly	(970)
	CMBX NA BBB-.6 Index	BB/P	780	7,000	1,730	5/11/63	300 bp — Monthly	(948)
	CMBX NA BBB-.6 Index	BB/P	2,196	19,000	4,697	5/11/63	300 bp — Monthly	(2,495)
	CMBX NA BBB-.6 Index	BB/P	4,985	35,000	8,652	5/11/63	300 bp — Monthly	(3,655)
	CMBX NA BBB-.6 Index	BB/P	2,932	39,000	9,641	5/11/63	300 bp — Monthly	(6,696)
	CMBX NA BBB-.6 Index	BB/P	4,589	41,000	10,135	5/11/63	300 bp — Monthly	(5,533)
	CMBX NA BBB-.6 Index	BB/P	6,102	52,000	12,854	5/11/63	300 bp — Monthly	(6,735)
	CMBX NA BBB-.6 Index	BB/P	6,807	61,000	15,079	5/11/63	300 bp — Monthly	(8,252)
	CMBX NA BBB-.6 Index	BB/P	6,807	61,000	15,079	5/11/63	300 bp — Monthly	(8,252)
	CMBX NA BBB-.6 Index	BB/P	8,944	80,000	19,776	5/11/63	300 bp — Monthly	(10,806)
	CMBX NA BBB-.6 Index	BB/P	18,576	121,000	29,911	5/11/63	300 bp — Monthly	(11,294)
	CMBX NA BBB-.6 Index	BB/P	19,769	166,000	41,035	5/11/63	300 bp — Monthly	(21,211)
	CMBX NA BBB-.6 Index	BB/P	28,389	179,000	44,249	5/11/63	300 bp — Monthly	(15,800)
	CMBX NA BBB-.6 Index	BB/P	22,689	192,000	47,462	5/11/63	300 bp — Monthly	(24,709)
	CMBX NA BBB-.6 Index	BB/P	22,767	192,000	47,462	5/11/63	300 bp — Monthly	(24,631)
	CMBX NA BBB-.6 Index	BB/P	31,086	196,000	48,451	5/11/63	300 bp — Monthly	(17,300)
	CMBX NA BBB-.6 Index	BB/P	15,110	199,000	49,193	5/11/63	300 bp — Monthly	(34,017)
	CMBX NA BBB-.6 Index	BB/P	23,894	270,000	66,744	5/11/63	300 bp — Monthly	(42,760)
	CMBX NA BBB-.6 Index	BB/P	42,824	274,000	67,733	5/11/63	300 bp — Monthly	(24,817)
	CMBX NA BBB-.6 Index	BB/P	20,957	286,000	70,699	5/11/63	300 bp — Monthly	(49,647)
	CMBX NA BBB-.6 Index	BB/P	21,083	286,000	70,699	5/11/63	300 bp — Monthly	(49,521)
	CMBX NA BBB-.6 Index	BB/P	22,360	295,000	72,924	5/11/63	300 bp — Monthly	(50,466)
	CMBX NA BBB-.6 Index	BB/P	37,025	300,000	74,160	5/11/63	300 bp — Monthly	(37,035)
	CMBX NA BBB-.6 Index	BB/P	34,253	310,000	76,632	5/11/63	300 bp — Monthly	(42,276)
	CMBX NA BBB-.6 Index	BB/P	29,179	364,000	89,981	5/11/63	300 bp — Monthly	(60,681)
	CMBX NA BBB-.6 Index	BB/P	36,144	430,000	106,296	5/11/63	300 bp — Monthly	(70,009)
	CMBX NA BBB-.6 Index	BB/P	37,588	592,000	146,342	5/11/63	300 bp — Monthly	(108,557)
	CMBX NA BBB-.7 Index	BB+/P	370	5,000	988	1/17/47	300 bp — Monthly	(616)
	CMBX NA BBB-.7 Index	BB+/P	3,816	37,000	7,308	1/17/47	300 bp — Monthly	(3,479)
	CMBX NA BBB-.7 Index	BB+/P	4,227	52,000	10,270	1/17/47	300 bp — Monthly	(6,025)
	CMBX NA BBB-.7 Index	BB+/P	4,856	57,000	11,258	1/17/47	300 bp — Monthly	(6,383)
	CMBX NA BBB-.7 Index	BB+/P	23,196	206,000	40,685	1/17/47	300 bp — Monthly	(17,421)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A-/P	560	4,000	269	5/11/63	200 bp — Monthly	292
	CMBX NA BB.10 Index	BB-/P	23,189	289,000	89,128	5/11/63	500 bp — Monthly	(65,778)
	CMBX NA BB.6 Index	B/P	974,000	1,892,000	816,020	5/11/63	500 bp — Monthly	159,031
	CMBX NA BBB-.13 Index	BBB-/P	184,531	922,000	68,320	12/16/72	300 bp — Monthly	116,518
	CMBX NA BBB-.6 Index	BB/P	11,650,590	36,442,000	9,008,462	5/11/63	300 bp — Monthly	2,654,278
	CMBX NA BBB-.7 Index	BB+/P	21,129	90,000	17,775	1/17/47	300 bp — Monthly	3,384
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	41,596	372,000	160,444	5/11/63	500 bp — Monthly	(118,641)
	CMBX NA BB.7 Index	B+/P	16,216	134,000	48,776	1/17/47	500 bp — Monthly	(32,485)
	CMBX NA BB.7 Index	B+/P	27,163	287,000	104,468	1/17/47	500 bp — Monthly	(77,146)
	CMBX NA BBB-.6 Index	BB/P	2,593,167	9,624,000	2,379,053	5/11/63	300 bp — Monthly	217,322
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	68,880	164,000	70,733	5/11/63	500 bp — Monthly	(1,762)
	CMBX NA BB.6 Index	B/P	29,053	239,000	103,081	5/11/63	500 bp — Monthly	(73,894)
	CMBX NA BB.9 Index	B+/P	40,857	102,000	28,611	9/17/58	500 bp — Monthly	12,302
	CMBX NA BBB-.14 Index	BBB-/P	729	24,000	910	12/16/72	300 bp — Monthly	(172)
	CMBX NA BBB-.14 Index	BBB-/P	4,369	155,000	5,875	12/16/72	300 bp — Monthly	(1,454)
	CMBX NA BBB-.6 Index	BB/P	41,903	571,000	141,151	5/11/63	300 bp — Monthly	(99,058)
	CMBX NA BBB-.6 Index	BB/P	59,391	711,000	175,759	5/11/63	300 bp — Monthly	(116,131)
	CMBX NA BBB-.6 Index	BB/P	316,365	917,000	226,682	5/11/63	300 bp — Monthly	89,988
	CMBX NA BBB-.6 Index	BB/P	69,002	1,051,000	259,807	5/11/63	300 bp — Monthly	(190,455)
	CMBX NA BBB-.6 Index	BB/P	69,717	1,056,000	261,043	5/11/63	300 bp — Monthly	(190,974)
	CMBX NA BBB-.6 Index	BB/P	87,617	1,093,000	270,190	5/11/63	300 bp — Monthly	(182,209)
	CMBX NA BBB-.6 Index	BB/P	110,571	1,476,000	364,867	5/11/63	300 bp — Monthly	(253,804)
	CMBX NA BBB-.6 Index	BB/P	1,676,516	25,306,000	6,255,643	5/11/63	300 bp — Monthly	(4,548,500)

Upfront premium received			20,954,648		Unrealized appreciation			3,777,770

Upfront premium (paid)			—		Unrealized (depreciation)			(7,891,211)

	Total		$20,954,648				Total	$(4,113,441)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(11,103)	$110,000	$7,403	5/11/63	(200 bp) — Monthly	$(3,725)
	CMBX NA A.7 Index	(22)	3,000	201	1/17/47	(200 bp) — Monthly	178
	CMBX NA BB.10 Index	(13,985)	134,000	41,326	11/17/59	(500 bp) — Monthly	27,267
	CMBX NA BB.10 Index	(12,061)	110,000	33,924	11/17/59	(500 bp) — Monthly	21,802
	CMBX NA BB.11 Index	(53,073)	735,000	124,068	11/18/54	(500 bp) — Monthly	70,587
	CMBX NA BB.11 Index	(78,125)	603,000	101,786	11/18/54	(500 bp) — Monthly	23,327
	CMBX NA BB.11 Index	(26,404)	509,000	85,919	11/18/54	(500 bp) — Monthly	59,232
	CMBX NA BB.11 Index	(25,963)	509,000	85,919	11/18/54	(500 bp) — Monthly	59,674
	CMBX NA BB.11 Index	(17,530)	255,000	43,044	11/18/54	(500 bp) — Monthly	25,372
	CMBX NA BB.11 Index	(13,102)	139,000	23,463	11/18/54	(500 bp) — Monthly	10,284
	CMBX NA BB.12 Index	(36,732)	428,000	63,729	8/17/61	(500 bp) — Monthly	26,760
	CMBX NA BB.8 Index	(38,367)	298,276	101,712	10/17/57	(500 bp) — Monthly	63,180
	CMBX NA BB.9 Index	(7,104)	181,000	50,771	9/17/58	(500 bp) — Monthly	43,565
	CMBX NA BB.9 Index	(8,710)	135,000	37,868	9/17/58	(500 bp) — Monthly	29,082
	CMBX NA BB.9 Index	(3,698)	102,000	28,611	9/17/58	(500 bp) — Monthly	24,857
	CMBX NA BBB-.10 Index	(479,876)	2,791,000	331,292	11/17/59	(300 bp) — Monthly	(149,515)
	CMBX NA BBB-.12 Index	(35,041)	509,000	35,885	8/17/61	(300 bp) — Monthly	673
	CMBX NA BBB-.12 Index	(2,798)	41,000	2,891	8/17/61	(300 bp) — Monthly	79
	CMBX NA BBB-.6 Index	(648,050)	1,994,000	492,917	5/11/63	(300 bp) — Monthly	(155,798)
	CMBX NA BBB-.10 Index	(262,173)	880,000	104,456	11/17/59	(300 bp) — Monthly	(158,010)
	CMBX NA BBB-.7 Index	(60,813)	278,000	54,905	1/17/47	(300 bp) — Monthly	(6,000)
	CMBX NA BBB-.7 Index	(989)	196,000	38,710	1/17/47	(300 bp) — Monthly	37,656
	CMBX NA BBB-.9 Index	(68,611)	290,000	32,625	9/17/58	(300 bp) — Monthly	(36,083)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	130,762	11/17/59	(500 bp) — Monthly	80,105
	CMBX NA BB.10 Index	(27,719)	223,000	68,773	11/17/59	(500 bp) — Monthly	40,931
	Goldman Sachs International
	CMBX NA A .6 Index	(1,060)	16,000	1,077	5/11/63	(200 bp) — Monthly	13
	CMBX NA BB.12 Index	(103,987)	284,000	42,288	8/17/61	(500 bp) — Monthly	(61,857)
	CMBX NA BB.7 Index	(43,198)	227,000	82,628	1/17/47	(500 bp) — Monthly	39,304
	CMBX NA BB.8 Index	(11,330)	96,529	32,917	10/17/57	(500 bp) — Monthly	21,533
	CMBX NA BB.9 Index	(16,195)	417,000	116,969	9/17/58	(500 bp) — Monthly	100,542
	CMBX NA BB.9 Index	(62,086)	390,000	109,395	9/17/58	(500 bp) — Monthly	47,092
	CMBX NA BB.9 Index	(26,089)	250,000	70,125	9/17/58	(500 bp) — Monthly	43,897
	CMBX NA BB.9 Index	(31,123)	197,000	55,259	9/17/58	(500 bp) — Monthly	24,026
	CMBX NA BB.9 Index	(30,349)	190,000	53,295	9/17/58	(500 bp) — Monthly	22,841
	CMBX NA BB.9 Index	(6,035)	56,000	15,708	9/17/58	(500 bp) — Monthly	9,642
	CMBX NA BB.9 Index	(6,258)	52,000	14,586	9/17/58	(500 bp) — Monthly	8,299
	CMBX NA BB.9 Index	(6,188)	52,000	14,586	9/17/58	(500 bp) — Monthly	8,369
	CMBX NA BBB-.6 Index	(32,934)	601,000	148,567	5/11/63	(300 bp) — Monthly	115,433
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(2,338,620)	4,288,000	723,814	11/18/54	(500 bp) — Monthly	(1,617,187)
	CMBX NA BB.12 Index	(320,742)	584,000	86,958	8/17/61	(500 bp) — Monthly	(234,109)
	CMBX NA BB.17 Index	(1,282,407)	2,619,000	953,316	1/17/47	(500 bp) — Monthly	(330,546)
	CMBX NA BBB-.10 Index	(21,935)	133,000	15,787	11/17/59	(300 bp) — Monthly	(6,192)
	CMBX NA BBB-.10 Index	(85,802)	288,000	34,186	11/17/59	(300 bp) — Monthly	(51,712)
	CMBX NA BBB-.10 Index	(48,454)	172,000	20,416	11/17/59	(300 bp) — Monthly	(28,095)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	103,314	11/17/59	(500 bp) — Monthly	84,067
	CMBX NA BB.11 Index	(125,536)	254,000	42,875	11/18/54	(500 bp) — Monthly	(82,802)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,053)	134,000	41,326	11/17/59	(500 bp) — Monthly	27,198
	CMBX NA BB.11 Index	(58,139)	592,000	99,930	11/18/54	(500 bp) — Monthly	41,462
	CMBX NA BB.11 Index	(11,420)	117,000	19,750	11/18/54	(500 bp) — Monthly	8,264
	CMBX NA BB.11 Index	(9,910)	104,000	17,555	11/18/54	(500 bp) — Monthly	7,587
	CMBX NA BB.12 Index	(55,505)	1,051,000	156,494	8/17/61	(500 bp) — Monthly	100,405
	CMBX NA BB.12 Index	(29,136)	413,000	61,496	8/17/61	(500 bp) — Monthly	32,130
	CMBX NA BB.12 Index	(28,670)	401,000	59,709	8/17/61	(500 bp) — Monthly	30,816
	CMBX NA BB.12 Index	(20,225)	277,000	41,245	8/17/61	(500 bp) — Monthly	20,866
	CMBX NA BB.12 Index	(104,400)	174,000	25,909	8/17/61	(500 bp) — Monthly	(78,588)
	CMBX NA BB.12 Index	(8,086)	99,000	14,741	9/17/58	(500 bp) — Monthly	6,600
	CMBX NA BB.7 Index	(63,621)	340,000	123,760	1/17/47	(500 bp) — Monthly	59,950
	CMBX NA BB.7 Index	(34,709)	180,000	65,520	1/17/47	(500 bp) — Monthly	30,711
	CMBX NA BB.9 Index	(37,254)	1,056,000	296,208	9/17/58	(500 bp) — Monthly	258,367
	CMBX NA BB.9 Index	(6,646)	170,000	47,685	9/17/58	(500 bp) — Monthly	40,945
	CMBX NA BB.9 Index	(12,489)	103,000	28,892	9/17/58	(500 bp) — Monthly	16,346
	CMBX NA BB.9 Index	(12,822)	89,000	24,965	9/17/58	(500 bp) — Monthly	12,093
	CMBX NA BB.9 Index	(9,990)	66,000	18,513	9/17/58	(500 bp) — Monthly	8,486
	CMBX NA BB.9 Index	(5,559)	65,000	18,233	9/17/58	(500 bp) — Monthly	12,637
	CMBX NA BB.9 Index	(3,447)	56,000	15,708	9/17/58	(500 bp) — Monthly	12,230
	CMBX NA BB.9 Index	(6,305)	52,000	14,586	9/17/58	(500 bp) — Monthly	8,252
	CMBX NA BB.9 Index	(1,358)	10,000	2,805	9/17/58	(500 bp) — Monthly	1,441
	CMBX NA BBB-.8 Index	(210,480)	1,353,000	211,880	10/17/57	(300 bp) — Monthly	949
	CMBX NA BBB-.8 Index	(107,262)	684,000	107,114	10/17/57	(300 bp) — Monthly	(375)
	CMBX NA BBB-.10 Index	(12,576)	58,000	6,885	11/17/59	(300 bp) — Monthly	(5,711)
	CMBX NA BBB-.10 Index	(11,028)	51,000	6,054	11/17/59	(300 bp) — Monthly	(4,992)

Upfront premium received		—			Unrealized appreciation		1,907,404

Upfront premium (paid)		(7,476,949)			Unrealized (depreciation)		(3,011,297)

	Total	$(7,476,949)				Total	$(1,103,893)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $179,808,240.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
Short-term investments
	Putnam Short Term Investment Fund*	$47,503,886	$98,662,593	$110,141,950	$76,987	$36,024,529

	Total Short-term investments	$47,503,886	$98,662,593	$110,141,950	$76,987	$36,024,529
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $869,913.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $18,898,512.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,289,935.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $153,354,972 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net asset position of $1,945,991 and net liability position of $18,679,719 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $18,898,512 and may include amounts related to unsettled agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,542,842	$—
Mortgage-backed securities	—	124,932,580	—
Purchased options outstanding	—	4,691	—
Purchased swap options outstanding	—	4,852,973	—
U.S. government and agency mortgage obligations	—	43,261,751	—
Short-term investments	1,812,000	59,104,325	—

Totals by level	$1,812,000	$240,699,162	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$332,018	$—	$—
Written options outstanding	—	(2,724,625)	—
Written swap options outstanding	—	(320,934)	—
Forward premium swap option contracts	—	148,325	—
TBA sale commitments	—	(58,118,518)	—
Interest rate swap contracts	—	(1,566,107)	—
Total return swap contracts	—	875	—
Credit default contracts	—	(18,695,033)	—

Totals by level	$332,018	$(81,276,017)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$403,200,000
Purchased swap option contracts (contract amount)	$131,000,000
Written TBA commitment option contracts (contract amount)	$410,400,000
Written swap option contracts (contract amount)	$68,700,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$1,150,600,000
OTC total return swap contracts (notional)	$360,000
OTC credit default contracts (notional)	$149,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com